Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended					12 Months Ended			3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Amount of decrease in loans from factoring arrangements	$ 3,500,000,000	$ 3,200,000,000	$ 2,100,000,000	$ 1,600,000,000	$ 1,200,000,000
Nonperforming status threshold						90 days
Threshold for amortization of net actuarial gain (loss), percent (in excess of 5%)						5.00%
Estimated remaining participation period						21 years
Supplemental cash flow information - Noncash activities
Trading assets retained from securitizations of MHFS						28,604,000,000	47,198,000,000	85,108,000,000
Capitalization of MSRs from sale of MHFS						1,302,000,000	3,616,000,000	4,988,000,000
Transfers from loans to MHFS						11,021,000,000	7,610,000,000	7,584,000,000
Transfers from loans to LHFS						9,849,000,000	274,000,000	143,000,000
Transfers from loans to foreclosed assets						4,094,000,000	4,470,000,000	6,114,000,000
Transfers from available-for-sale to held-to-maturity securities						1,810,000,000	6,042,000,000	0
Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares				6,000,000		66,000,000	40,000,000		11,100,000
Private forward repurchase contract	500,000,000				200,000,000	750,000,000	500,000,000	200,000,000
Cash balance plan [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investment period						10 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life						40 years
Furniture And Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life						10 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life						8 years
Real estate 1-4 family first mortgage [Member]
Summary of Significant Accounting Policies [Line Items]
Nonperforming status threshold						120 days
Charge off threshold						180 days
Real estate 1-4 family junior lien mortgage [Member]
Summary of Significant Accounting Policies [Line Items]
Nonperforming status threshold						120 days
Charge off threshold						180 days
Automobile [Member]
Summary of Significant Accounting Policies [Line Items]
Charge off threshold						120 days
Credit Card [Member]
Summary of Significant Accounting Policies [Line Items]
Charge off threshold						180 days
Unsecured Loans, Closed End [Member]
Summary of Significant Accounting Policies [Line Items]
Charge off threshold						120 days
Unsecured Loans, Open End [Member]
Summary of Significant Accounting Policies [Line Items]
Charge off threshold						180 days
Other Secured Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Charge off threshold						120 days
Government insured/guaranteed [Member]
Supplemental cash flow information - Noncash activities
Transfers from loans to foreclosed assets						$ 2,500,000,000	$ 2,700,000,000	$ 3,500,000,000
Commercial Portfolio Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Decrease in loans from factoring arrangements, Percent of loans	1.00%	1.00%	1.00%	1.00%	1.00%
Charge off threshold						180 days
Total Loan Portfolio [Member]
Summary of Significant Accounting Policies [Line Items]
Decrease in loans from factoring arrangements, Percent of loans	0.50%	0.50%	0.50%	0.50%	0.50%
Scenario, Forecast [Member] | Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares										14,300,000
Collaborative Arrangement [Member] | Product Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						1.00%